SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 10 - SUBSEQUENT EVENTS

On April 5, 2018 the Company issued 200,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $15,800.

On April 9, 2018 the Company issued 100,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $7,000.

On April 27, 2018 the Company issued 300,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,050.

Management has evaluated subsequent events through the date the financial statements were available to be issued, considered to be the date of filing with the Securities and Exchange Commission. Based on our evaluation no events have occurred requiring adjustment to or disclosure in the financial statements.

From time to time the Company may be a party to litigation matters involving claims against the Company. Management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.